Prospectus Supplement                                    215481 06/04
dated June 11, 2004 to:
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PUTNAM SMALL CAP GROWTH FUND
Prospectuses dated October 30, 2003

Effective June 7, 2004, the third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader             Since   Experience
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Richard B. Weed              2004    2000 - Present        Putnam Management
                                     Prior to Dec. 2000    State Street Global
                                                           Advisors
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Portfolio members            Since   Experience
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Roland W. Gillis             1997    1995 - Present        Putnam Management
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Daniel L. Miller             1997    1983 - Present        Putnam Management
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Anthony E. Sutton            2004    2001 - Present        Putnam Management
                                     Prior to July 2001    McDonald-Sutton
                                                           Asset Management LLC
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